Plant and equipment	3 Months Ended
Mar. 31, 2022
Plant and equipment
Plant and equipment

6.            Plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling
	equipment	software	Vehicles	Improvements	use assets	and molds	Total
Cost:
December 31, 2020	$477,823	$421,198	$1,384,597	$435,376	$1,660,098	$7,613,969	$11,993,061
Additions	448,918	584,307	1,816,568	1,124,818	1,575,434	387,260	5,937,305
Disposal	—	(1,971)	(894,316)	—	—	—	(896,287)
Foreign exchange translation difference	689	41	—	482	2,520	—	3,732
December 31, 2021	927,430	1,003,575	2,306,849	1,560,676	3,238,052	8,001,229	17,037,811
Additions	51,116	135,198	469,891	18,306	1,710,225	626,313	3,011,049
Disposal	—	—	(363,079)	—	(524,568)	—	(887,647)
Foreign exchange translation difference	1,559	59	—	714	(657)	—	1,675
March 31, 2022	980,105	1,138,832	2,413,661	1,579,696	4,423,052	8,627,542	19,162,888

Amortization:
December 31, 2020	309,321	198,331	294,672	273,756	732,764	893,909	2,702,753
Additions	97,760	249,754	340,621	116,105	767,293	2,675,815	4,247,348
Disposal	—	(219)	(38,022)	—	—	—	(38,241)
Foreign exchange translation difference	985	38	—	455	586	—	2,064
December 31, 2021	408,066	447,904	597,271	390,316	1,500,643	3,569,724	6,913,924
Additions	37,690	89,038	175,952	57,995	228,113	675,608	1,264,396
Disposal	—	—	(86,853)	—	(198,623)	—	(285,476)
Foreign exchange translation difference	1,511	59	—	709	(228)	—	2,051
March 31, 2022	$447,267	$537,001	$686,370	$449,020	$1,529,905	$4,245,332	$7,894,895

Net book value:
December 31, 2021	$519,364	$555,671	$1,709,578	$1,170,360	$1,737,409	$4,431,505	$10,123,887
March 31, 2022	$532,838	$601,831	$1,727,291	$1,130,676	$2,893,147	$4,382,210	$11,267,993

During the three months ended March 31, 2022, vehicles with cost of $363,079 and accumulated depreciation of $86,853 were transferred to R&D usage. During the three months ended March 31, 2022, the Company derecognized right-of-use assets with cost of $524,568 and accumulated depreciation of $198,623 due to the decision to not exercise the renewal option for two leases upon expiry.

During the three months ended March 31, 2022, the Company entered into a lease agreement for a storage and distribution premise in California for $25,711 a month for period of five years. As a result, the Company recognized right-of-use asset of $1,299,744 at the inception of the lease.

During the three months ended March 31, 2022, the Company renewed an existing lease agreement for a kiosk location in Arizona for $12,500 a month for period of 33 months. As a result, the Company recognized right-of-use asset of $410,481 at the inception of the lease.